Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities (Parentheticals)	Dec. 31, 2021	Nov. 09, 2021
Schedule of fair value of warrant liabilities [Abstract]
Interest accrued rate	4.00%	4.00%